Contract liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Contract liabilities [abstract]
Summary of Contract Liabilities

	31.12.2023	31.12.2024	31.12.2024
	RMB’000	RMB’000	US$’000
Unfulfilled service-type maintenance services	155,192	145,321	20,257
Advance from customer	536,235	485,362	67,658
Total	691,427	630,683	87,915
Current	639,213	582,592	81,211
Non-current	52,214	48,091	6,704
Total contract liabilities (Note 6.2)	691,427	630,683	87,915